Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis [Table Text Block]

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available for sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥124,627 million and ¥38,959 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments at March 31, 2012 and 2013 were ¥5,841 million and ¥8,644 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprised of receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2 [Table Text Block]

	Fiscal year ended March 31, 2013
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥10,717
Foreign governments and official institutions bonds	—	1,289
Residential mortgage-backed securities	3,247,522	—
Equity securities	5,308	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	19,026	13,737

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	)(4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)	Transfer out of Level 3(5)		March 31, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥77,239	(2)	¥—	¥518,698	¥—	¥(360,580)	¥(378,767)	¥49,521	¥(351,655)		¥631,113	¥64,764	(2)
Debt securities
Foreign governments and official institutions bonds	149,731	19,142		—	179,907	—	(205,581)	(24,043)	23,202	(46,103)		96,255	11,831
Corporate bonds	501,895	3,354		—	55,147	—	(2,089)	(223,088)	26,315 (6)	(284,445	)(6)(7)	77,089	5,206
Residential mortgage-backed securities	10,124	1,677		—	12,050	—	(12,042)	(1,928)	—	—		9,881	1,599
Asset-backed securities	395,198	44,365		—	239,598	—	(132,275)	(129,708)	—	(21,107)		396,071	41,748
Other debt securities	—	4,358		—	25,168	—	—	—	—	—		29,526	4,358
Equity securities	19,709	4,343		—	6,828	—	(8,593)	—	4	—		22,291	22
Trading derivatives—net	(27,458)	20,344	(2)	(5,408)	1,379	(2,775)	—	(24,964)	29,392	(10,976)		(20,466)	17,466	(2)
Interest rate contracts—net	(44,904)	42,457		233	2	(4)	—	(8,468)	8,431	3		(2,250)	38,552
Foreign exchange contracts—net	23,907	(28,164)		(5,517)	448	(1,852)	—	(16,150)	21,644	(11,122)		(16,806)	(27,532)
Equity contracts—net	(7,019)	9,275		10	444	(434)	—	(833)	(62)	—		1,381	9,449
Commodity contracts—net	162	(438)		(19)	485	(485)	—	(52)	(600)	143		(804)	(140)
Credit derivatives—net	396	(2,786)		(115)	—	—	—	539	(21)	—		(1,987)	(2,863)
Investment securities:
Securities available for sale	1,673,387	3,218	(3)	16,083	230,505	—	(14,809)	(211,058)	113,491	(1,338,690)		472,127	(4,380	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		2,582	23,158	—	(31)	(7,707)	—	—		148,722	—
Corporate bonds	1,460,489	1,629		(1,855)	11,465	—	(12,843)	(140,840)	113,491 (6)	(1,338,690	)(6)(7)	92,846	(4,370)
Residential mortgage-backed securities	22,351	(27)		100	4,500	—	—	(5,432)	—	—		21,492	(1)
Commercial mortgage-backed securities	3,802	1,090		(126)	—	—	(1,855)	(2,872)	—	—		39	—
Asset-backed securities	54,947	606		8,400	85,469	—	—	(47,172)	—	—		102,250	30
Other debt securities	964	(84)		6,980	105,889	—	—	(7,035)	—	—		106,714	(43)
Marketable equity securities	114	4		2	24	—	(80)	—	—	—		64	4
Other investment securities	32,321	(505	)(4)	—	875	—	(3,092)	(16)	—	(4,788)		24,795	(618	)(4)
Others	10,368	(597	)(4)	—	637	—	(1,990)	—	—	—		8,418	129	(4)

Total	¥2,765,275	¥99,699		¥10,675	¥752,094	¥(2,775)	¥(380,471)	¥(614,805)	¥192,404	¥(1,706,109)		¥1,115,987	¥77,361

Liabilities
Others	43,536	(74,957	)(4)	(20,590)	239	2,432	—	(20,907)	1,181	(96)		121,932	(61,188	)(4)

Total	¥43,536	¥(74,957)		¥(20,590)	¥239	¥2,432	¥—	¥(20,907)	¥1,181	¥(96)		¥121,932	¥(61,188)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level Three Fair Value Measurements On A Recurring Basis [Table Text Block]

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3	%~12.5%
			Correlation between interest rates	(0.1	)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5	%~60.2%
			Recovery rate	40.0	%~51.0%
			Volatility	29.1	%~58.3%
			Prepayment rate	0.0	%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4	%~14.2%
			Correlation between interest rates	28.2	%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2	%~66.3%
			Correlation between underlying assets	44.1	%~82.8%
			Recovery rate	40.0	%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6	%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0	%~36.8%
			Correlation between underlying assets	11.6	%~88.2%

Notes:

(1)	The fair value as of March 31, 2013 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Table Text Block]

	March 31, 2012					March 31, 2013
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,466	¥6,466
Loans	10,888	19,692	332,963	363,543		11,757	18,236	351,584	381,577
Loans held for sale	—	1,898	78	1,976		—	—	4,104	4,104
Collateral dependent loans	10,888	17,794	332,885	361,567		11,757	18,236	347,480	377,473
Premises and equipment	—	—	18,740	18,740		—	—	8,938	8,938
Intangible assets	—	—	34,729	34,729		—	—	549	549
Other assets	464,819	—	11,665	476,484		17,105	—	16,340	33,445
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	17,105	—	11,751	28,856
Other	—	—	5,442	5,442		—	—	4,589	4,589

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥28,862	¥18,236	¥383,877	¥430,975

Notes:

(1)	Includes investments valued at net asset value of ¥8,400 million and ¥4,354 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,603 million at March 31, 2012 and 2013, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details.

Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value [Table Text Block]

	Losses (Gains) for the fiscal year ended March 31,
	2012		2013
	(in millions)
Investment securities	¥6,060		¥2,387
Loans	173,242		92,438
Loans held for sale	82		380
Collateral dependent loans	173,160		92,058
Premises and equipment	11,983		5,536
Intangible assets	30,986		3,378
Other assets	584,843		16,820
Investments in equity method investees	581,649	(1)	14,635
Other	3,194		2,185

Total	¥807,114		¥120,559

Note:

(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected [Table Text Block]

	For the fiscal years ended March 31,
	2012			2013
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥17	¥—	¥17	¥—	¥—	¥—
Receivables under resale agreements(1)	1,332	—	1,332	(1,436)	—	(1,436)
Trading account securities	439,854	57,055	496,909	311,827	2,185,903	2,497,730
Other assets	—	—	—	(469)	—	(469)

Total	¥441,203	¥57,055	¥498,258	¥309,922	¥2,185,903	¥2,495,825

Financial liabilities:
Other short-term borrowings(1)	¥(1,310)	¥—	¥(1,310)	¥1,542	¥—	¥1,542
Long-term debt(1)	(35,336)	—	(35,336)	22,097	—	22,097

Total	¥(36,646)	¥—	¥(36,646)	¥23,639	¥—	¥23,639

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected [Table Text Block]

	2012			2013
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,000	3,006	6

Total	¥26,000	¥26,056	¥56	¥3,000	¥3,006	¥6

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Total	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value [Table Text Block]

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.